Other liabilities	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Other liabilities
44	Other liabilities

	2018	2017
	RMB million	RMB million
Civil Aviation Development Fund and airport tax payable	2,012	1,788
Payable for purchase of property, plant and equipment	1,608	1,194
Sales agent deposits	597	507
Other taxes payable	443	569
Deposit received for chartered flights	186	191
Others	1,727	1,485

	6,573	5,734

As at December 31, 2018, the fair value of the balances approximate their carrying amount.